Research and development costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Research and development expenditures expensed	€ 1,448	€ 1,506	€ 1,467
Total Research and development costs	3,051	2,903	2,930
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Amortization of capitalized development expenditures	1,456	1,294	1,357
Impairment and write-off of capitalized development expenditures	€ 147	€ 103	106
Capitalised development expenditure | SUV
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures			€ 90